Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements of VIEs and their subsidiaries
	December 31, 2020	December 31, 2019
Total current asset	$43,832,012	$5,988,899
Total assets	$47,223,358	$9,793,910
Total current liabilities	$11,146,286	$1,295,055
Total liabilities	$11,826,417	$1,295,055

	For the year ended December 31, 2020	For the year ended December 31, 2019
Financial services revenue	$42,190,191	$2,525,524
Net income	$11,583,787	$1,600,661

	For the year ended December 31, 2020	For the year ended December 31, 2019
Net cash provided by operating activities	$2,560,400	$824,462
Net cash (used in) investing activities	$(13,321,524)	$(3,132,684)
Net cash provided by financing activities	$4,051,162	$3,044,235

Schedule of revenue from financial service disaggregated by nature
	For the year ended December 31 2020	For the year ended December 31, 2019
One-time commission fees	$42,082,585	$2,522,143
Recurring service fees	107,606	3,381
Total revenue	$42,190,191	$2,525,524

Schedule of revenue from financial services disaggregated by revenue line
	For the year ended December 31 2020	For the year ended December 31, 2019
Small and medium enterprise financing solutions	$40,779,794	$2,522,143
Supply chain financing solutions	1,369,859
Other financing solutions	40,538	3,381
Total revenue	$42,190,191	$2,525,524

Schedule of financial instruments measured at fair value on a recurring basis
	Fair value as of December 31,	Fair value measurement at reporting date
Description	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$4,680,843	$-	$4,680,843	$-

Schedule of amortize cost of related assets over their useful lives
Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Schedule of amortize cost of intangible assets over their useful lives
Useful life
Software	3 - 5 years
Trademark	3-5 years
Technology	5-10 years

Schedule of consolidated financial statements
	December 31, 2020	November 31, 2020	December 31, 2019
Balance sheet items, except for equity accounts	US$1=RMB 6.5250	US$1=RMB 6.5760	US$1=RMB 6.9618
Items in the statements of operations and cash flows	US$1=RMB 6.9042	US$1=RMB 6.9377	US$1=RMB 6.9081
Balance sheet items, except for equity accounts	US$1=HKD 7.7534	US$1=HKD 7.7522	US$1=HKD 7.7894
Items in the statements of operations and cash flows	US$1=HKD 7.7559	US$1=HKD 7.7563	US$1=HKD 7.8351